Financial risk management (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of effects on statement of income of derivative financial instruments

	Gains/ (losses) recognized in the statement of income
	2024	2023	2022
Exchange rate risk
Cross-currency Swap CDI x Dollar - Note 33.4.1 (b)	(96)	81	211
Cash flow hedge on exports - Note 33.4.1 (a)	(2,992)	(3,763)	(4,871)
Interest rate risk
Swap Pounds sterling x dollar	−	−	(297)
Swap IPCA X CDI - 33.4.1 (b)	(78)	25	(50)
Others	−	−	5
Recognized in Net finance income (expense)	(3,166)	(3,657)	(5,002)
Price risk (commodity derivatives)
Recognized in other income and expenses	42	11	(256)
Total	(3,124)	(3,646)	(5,258)

Schedule of effects on statement of comprehensive income of derivative financial instruments

Gains/ (losses) recognized in the statement of comprehensive income
	2024	2023	2022
Hedge accounting
Cash flow hedge on exports - Note 33.4.1 (a)	(12,635)	8,317	10,094
Deferred income taxes	4,295	(2,830)	(3,432)
Total	(8,340)	5,487	6,662

Schedule of assets and liabilities

	12.31.2024	12.31.2023
Fair value Asset Position (Liability)
Open derivatives transactions	(101)	20
Closed derivatives transactions awaiting financial settlement	1	10
Recognized in Statements of Financial Position	(100)	30
Other assets (note 21)	29	92
Other liabilities (note 21)	(129)	(62)

Schedule of statement of financial position

		Statement of Financial Position
				Fair value	Fair value hierarchy	Maturity
	Notional value		Asset Position (Liability)
	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Derivatives not designated for hedge accounting
Exchange Risk (1)
Cross-currency swap - CDI x US$	488	729	(105)	(49)	Level 2	2029
Short position/Foreign currency forwards (BRL/USD)	(20)	(1)	-	−	Level 2	2025
Interest rate risk			-	-
Swap - IPCA X CDI	R$ 3,008	R$ 3,008	17	68	Level 2	2029/2034
Price risk			−	−
Future contracts - Crude oil and oil products (2)	(1,450)	(1,053)	(13)	1	Level 1	2025
Swap - Short position/Soybean oil (3)	−	(1)	−	−	Level 2	-
Total open derivative transactions			(101)	20
(1) Amounts in US$ and R$ are presented in million.
(2) Notional value in thousands of bbl.
(3) Notional value in thousands of tons.

Schedule of guarantees given as collateral

	Guarantees given as collateral
	31.12.2024	12.31.2023
Commodity derivatives	69	18

Schedule of cumulative losses in other comprehensive income (shareholders’ equity)

Cumulative losses in other comprehensive income (shareholders’ equity)
	2024	2023	2022
Hedge accounting
Cash flow hedge on exports - Note 33.4.1 (a)	(30,845)	(18,210)	(26,527)
Deferred income taxes	10,485	6,190	9,020
Total	(20,360)	(12,020)	(17,507)

Schedule of present value of hedging instrument notional value

		Present value of hedging instrument notional value at 12.31.2024
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	US$ million	R$ million
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	January 2025 to December 2034	65,900	408,073

Schedule of hedging instrument notional value

Changes in the present value of hedging instrument notional value	US$ million	R$ million
Amounts designated as of December 31, 2023	65,138	315,350
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	18,993	104,302
Exports affecting the statement of income	(9,767)	(52,126)
Principal repayments / amortization	(8,464)	(46,114)
Foreign exchange variation	-	86,661
Amounts designated as of December 31, 2024	65,900	408,073
Nominal value of hedging instrument (finance debt and lease liability) at December 31, 2024	84,690	524,425

Schedule of cumulative foreign exchange losses recognized

	2024	2023
Opening balance	(18,210)	(26,527)
Recognized in equity	(15,627)	4,554
Reclassified to the statement of income	2,992	3,763
Other comprehensive income (loss)	(12,635)	8,317
Closing balance	(30,845)	(18,210)

Schedule of reclassification of cumulative foreign exchange losses recognized

	2025	2026	2027	2028	2029	2030 onwards	Total
Expected realization	(5,557)	(5,697)	(5,766)	(4,497)	(3,658)	(5,670)	(30,845)

Schedule of sensitivity analysis, keeping all other variables remaining constant

Financial Instruments	Reasonably possible scenario
SWAP CDI x USD	(10)

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

Risk	Financial Instruments	Exposure at 12.31.2024	Exposure in R$ million	Probable Scenario	Reasonably possible scenario
Dollar/Real	Assets	7,616	47,159	(240)	1,523
	Liabilities	(113,943)	(705,569)	3,594	(22,789)
	Exchange rate - Cross currency swap	(488)	(3,023)	15	(98)
	Cash flow hedge on exports	65,900	408,073	(2,078)	13,180
	Total	(40,915)	(253,360)	1,291	(8,184)
Euro/Dollar	Assets	941	5,824	10	188
	Liabilities	(1,552)	(9,611)	(16)	(310)
	Total	(611)	(3,787)	(6)	(122)
Pound/Dollar	Assets	934	5,784	12	187
	Liabilities	(1,841)	(11,402)	(24)	(368)
	Total	(907)	(5,618)	(12)	(181)
Pound/Real	Assets	21	131	4	(2)
	Liabilities	(42)	(257)	1	(8)
	Total	(21)	(126)	5	(10)
Total at December 31, 2024		(42,454)	(262,891)	1,278	(8,497)

Schedule of derivative financial instruments different types of market risks

Financial Instruments	Risk	Probable scenario	Reasonably possible scenario
Derivatives not designated for hedge accounting
Crude oil and oil products - price changes	Future and forward contracts (Swap)	−	(148)
Soybean oil - price changes	Future and forward contracts (Swap)	−	-
Foreign currency - depreciation BRL x USD	Forward contracts	−	(2)
		−	(150)

Schedule of interest rate risk management

Risk	Sensitivity effect on the results	Reasonably possible scenario
Finance debt
SOFR 3M (1)	93	120
SOFR 6M (1)	90	106
SOFR O/N (1)	140	195
CDI	401	562
TR	5	6
TJLP	52	73
IPCA	68	95
	849	1,157
(1) It represents the Secured Overnight Financing Rate (note 24.4).

Schedule of credit quality of cash and cash equivalents

	Cash and cash equivalents		Marketable securities
	12.31.2024	12.31.2023	12.31.2024	12.31.2023
Investment grade – global rating	1,413	7,503	1,875	1,115
AA	315	593	876	651
A	1,098	6,890	999	464
BBB	−	20	−	−
Other ratings abroad	215	3,251	1,026	−

Investment grade - local rating (Brazil)	1,642	1,966	1,944	4,113
AAA.br	1,642	1,966	1,944	4,113
Other ratings in Brazil	1	7	−	−
	3,271	12,727	4,845	5,228